Borrowings	6 Months Ended
Jun. 30, 2025
Borrowings [Abstract]
Borrowings
Note 7: Borrowings

	As at 30 June 2025 USD’000	As at 31 December 2024 USD’000
Current
Bank borrowings	312,655	252,556
Sale and leaseback liabilities (accounted for as financing transaction)	59,536	64,506
Other lease liabilities	23,438	19,233
Total current borrowings	395,629	336,295

Non-current
Bank borrowings	238,952	322,820
Sale and leaseback liabilities (accounted for as financing transaction)	391,277	461,924
Other lease liabilities	829	1,210
Total non-current borrowings	631,058	785,954

Total borrowings	1,026,687	1,122,249

As at 30 June 2025, bank borrowings consist of nine (31 December 2024: ten) credit facilities from external financial institutions, namely USD 473 million, USD 216 million, USD 84 million (DSF), USD 84 million, USD 39 million, USD 40 million, USD 303 million, and two borrowing base facilities (31 December 2024: USD 473 million, USD 374 million, USD 216 million, USD 84 million (DSF), USD 84 million, USD 39 million, USD 40 million, USD 303 million, and two borrowing base facilities). The USD 374 million facility was terminated as of 30 June 2025, no outstanding amount was due as the term loan was fully repaid in 2023 and the revolving credit facility remained undrawn at time of termination. These facilities are secured by the Group’s fleet of vessels. The table below summarises key information of the bank borrowings:

	Outstanding amount USD m	Maturity date
Facility amount
USD 473 million facility	72.6
- USD 413 million term loan		2026
- USD 60 million revolving credit facility		2026
USD 216 million facility	125.0	2026
USD 84 million facility (DSF)	75.4	2029
USD 84 million facility	46.7
- USD 68 million term loan		2026
USD 39 million facility	13.8
- USD 30 million term loan		2025
- USD 9 million revolving credit facility		2025
USD 40 million facility	34.4	2029
USD 303 million facility	80.0
- USD 303 million revolving credit facility		2029
Up to USD 175 million borrowing base facility Up to USD 175 million borrowing base facility (with an accordion option of up to USD 75 million)	47.5 58.5	2025
The table below summarises the repayment profile of the bank borrowings:

	For the financial year ended 31 December 2025	For the financial year ended 31 December 2026
Repayment profile USD’000
USD 473 million facility	14,496	58,106
USD 216 million facility	6,300	118,650
USD 84 million facility (DSF)	4,317	8,633
USD 84 million facility	3,120	43,615
USD 39 million facility	13,795	—
USD 40 million facility	1,437	2,874
USD 303 million facility	80,000	—
Up to USD 175 million borrowing base facility Up to USD 175 million borrowing base facility (with an accordion option of up to USD 75 million)	47,500 58,500	—

As at 30 June 2025, bank borrowings of joint ventures consist of ten credit facilities (31 December 2024: ten credit facilities) from external financial institutions (excluded from LTV ratio under key figures). The table below summarises key information of the joint ventures’ bank borrowings:

	Outstanding amount USD m	Maturity date
Facility amount
Vista Shipping joint venture
USD 51.8 million facility	28.9	2031
USD 111.0 million facility	71.7	2032
USD 89.6 million facility	78.4	2033
USD 88.5 million facility	81.1	2031

H&A Shipping joint venture
USD 22.1 million facility	16.6	2026
USD 23.5 million facility	18.4	2028

Ecomar joint venture
Vessel 1 French Tax Lease Arrangement	40.5	2032
Vessel 2 French Tax Lease Arrangement	39.6	2032
Vessel 3 French Tax Lease Arrangement	8.1	2032
Vessel 4 French Tax Lease Arrangement	0.3	2033

	For the financial year ended 31 December 2025	For the financial year ended 31 December 2026
Repayment profile USD’000
Vista Shipping joint venture
USD 51.8 million facility	1,727	3,453
USD 111.0 million facility	3,700	7,400
USD 89.6 million facility	2,635	5,271
USD 88.5 million facility	2,458	4,917

H&A Shipping joint venture
USD 22.1 million facility	737	15,838
USD 23.5 million facility	735	1,470

Ecomar joint venture
Vessel 1 French Tax Lease Arrangement	1,545	5,309
Vessel 2 French Tax Lease Arrangement	752	5,538
Vessel 3 French Tax Lease Arrangement	—	6,466
Vessel 4 French Tax Lease Arrangement	—	1,250

As at 30 June 2025, the sale and leaseback liabilities (accounted for as financing transaction) consist of various facilities provided by external leasing houses under sale-and-leaseback contracts. Under these contracts, the vessels were legally sold to external leasing houses and leased back by the Group. The maturity dates of the facilities range from 2029 to 2033.

The carrying amounts relating to the 12 LR1 vessels was USD 310.1 million (31 December 2024: USD 324.8 million), six CTI vessels was USD 99.5 million (31 December 2024: USD 157.9 million), and other finance leases were USD 41.2 million (31 December 2024: USD 43.7 million).

Interest rates

The weighted average effective interest rates per annum of total borrowings, excluding the effect of interest rate swaps, at the balance sheet date are as follows:

	As at 30 June 2025	As at 31 December 2024
Bank borrowings	6.0%	6.8%
Sale and leaseback liabilities (accounted for as financing transaction)	6.2%	6.9%

Carrying amounts and fair values

The carrying values of the bank borrowings and sale and leaseback liabilities (accounted for as financing transaction) approximate their fair values as they are re-priceable at one-to-three-month intervals.